Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC ("PRC GAAP"), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company to present them in conformity with U.S. GAAP.

The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries.

All significant intercompany accounts and transactions have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of operations from the effective date of acquisition or up to the effective date of disposal, as appropriate. The portion of the income or loss applicable to noncontrolling interest in subsidiaries is reflected in the consolidated statements of operations.

Going Concern

Going Concern

Our consolidated financial statements have been prepared assuming we will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, for the year ended December 31, 2018, the Company has incurred a net loss of approximately $14.2 million and working capital deficit of approximately $11.3 million and its cash balance and revenues generated are not currently sufficient and cannot be projected to cover operating expenses and meet the Company's obligations as they become due for the next twelve months after the date that our financial statements are issued. These factors raise substantial doubt about the Company's ability to continue as a going concern.

Management's plan to alleviate the substantial doubt about the Company's ability to continue as a going concern include attempting to improve its business profitability, its ability to generate sufficient cash flow from its operations to meet its operating needs on a timely basis, obtain additional working capital funds through debt and equity financings to eliminate inefficiencies in order to meet its anticipated cash requirements. However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company's ongoing capital expenditures, working capital, and other requirements.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amount or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar ("$"), which is the reporting currency of the Company. The functional currency of TDH Holdings, TDH HK and TDH Petfood LLC is United States dollar. The functional currency of Tiandihui, Chongai Jiujiu, Kangkang Development, Yichong, Lingchong and Lile is Renminbi ("RMB"). The functional currency of TDH Group BVBA is Euro ("€"). The functional currency of TDH JAPAN is Yen ("¥"). For the subsidiaries whose functional currencies are RMB, Euro and Yen, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of operations.

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=RMB):

Period Covered	Balance Sheet	Average Rates
	Date Rates

Year ended December 31, 2018	6.8764	6.6146
Year ended December 31, 2017	6.5064	6.7570

The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€):

Period Covered	Balance Sheet	Average Rate
	Date Rate
Period from acquisition completion date to December 31, 2018	0.8737	0.8789

The exchange rates used to translate amounts in Yen into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=¥):

Period Covered	Balance Sheet	Average Rate
	Date Rate
Period from acquisition completion date to December 31, 2018	110.0039	112.1693

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets and goodwill, write-down in value of inventories and income taxes including the valuation allowance for deferred tax assets, and allowance for sales return. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash on hand, cash in time deposits and highly liquid investments purchased with original maturities of three months or less.
Restricted Cash

Restricted Cash

Restricted cash, current mainly represents bank deposits used to pledge the bank acceptance notes and bank letters of credit. The Company entered into credit agreements with commercial banks in China ("endorsing banks") which agree to provide credit within stipulated limits. Within the stipulated credit limits, the Company can issue bank acceptance notes and letters of credit to its suppliers as payments for the purchases. In order to issue bank acceptance notes and letters of credit, the Company is generally required to make initial deposits to the endorsing banks in amounts of certain percentage of the face amount of the bank acceptance notes or letters of credit to be issued by the Company. The cash in such accounts is restricted for use over the terms of the bank acceptance notes and letters of credits, which are normally three to six months.

Accounts Receivable

Accounts Receivable

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer's financial condition and collateral is not generally required.

The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer's historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection.

Inventories

Inventories

Inventories, consisting of raw materials, low-valued consumables, work in progress, goods sold in transit and finished goods, are stated at the lower of cost or net realizable value, with cost computed on a weighted-average basis. The valuation of inventory requires us to estimate excess and slow-moving inventory. We evaluate the recoverability of our inventory based on assumption about expected demand, market conditions, forecasts prepared by its customers, sales contracts and orders in hand.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment, are stated at cost less depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation of property, plant and equipment is calculated based on cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	5 - 20 years
Computer software	10 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Motor vehicles	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 - 50 years

Land Use Rights

Land Use Rights

According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. Land use rights are being amortized using the straight-line method over the periods the rights are granted.

Impairment of Long-Lived Assets and Goodwill

Impairment of Long-Lived Assets and Goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset's estimated fair value and its book value. The Company has not recorded any significant impairment charges on long-lived assets during the years presented.

The Company's goodwill is tested for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. In testing for goodwill impairment, the Company compares the fair value of its reporting unit to its carrying value including the goodwill of that unit. If the carrying value, including goodwill, exceeds the reporting unit's fair value, the Company will recognize an impairment loss for the amount by which the carrying amount exceeds the reporting unit's fair value. The loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit. The Company recorded an impairment loss on goodwill of $1,599,591 for the year ended December 31, 2018.

Long-term Investments

Long-term Investments

The Company's long-term investments consist of equity investments without readily determinable fair value and equity method investments.

In accordance with ASC 323, Investments-Equity Method and Joint Ventures, the Company applies the equity method of accounting to equity investments, over which it has significant influence but does not own a majority equity interests or otherwise control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Under the equity method, the Company initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Company's proportionate share of each equity investee's net income or loss into earnings after the date of investment.

The Company continually reviews its investment under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company makes assessment of whether an investment is impaired at each reporting date, and recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income (loss) if there is any. The Company makes a qualitative assessment of whether the investments is impaired at each reporting date.

No impairment was identified during the year ended December 31, 2018.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company measures certain financial assets, including the investment under the measurement alternative method and equity method on other-than-temporary basis, intangible assets, goodwill and fixed assets at fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

For certain of the Company's financial instruments, including cash and cash equivalents, restricted cash, current, accounts receivable, advances to suppliers, prepayments and other current assets, accounts payable and notes payables, advances from customers, taxes payable, other current liabilities, short-term loans, the carrying amounts approximate their fair values due to the short maturities.

Operating Leases

Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

Earnings per Share

Earnings per Share

Basic earnings per common share is computed by dividing net earnings attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to common shareholders by the sum of the weighted average number of common shares outstanding and dilutive potential common shares during the period. Potentially dilutive common shares consist of common shares warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Revenue Recognition

Revenue Recognition

On January 1, 2018, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, using the modified retrospective method applied to those contracts that were not completed as of January 1, 2018. Results for the reporting period beginning after January 1, 2018 are presented under ASC Topic 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company's historic accounting under ASC Topic 605.

Revenue for sale of products is derived from contracts with customers, which primarily include the sale of pet food products. The Company recognizes revenue upon transfer of control of promised goods in a contract with a customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. Transfer of control occurs once the customer has the contractual right to use the product, generally upon shipment or once delivery and risk of loss has transferred to the customer.

Revenue is recognized net of any taxes collected from customers that are subsequently remitted to governmental authorities, including value-added tax ("VAT"), business tax, applicable local government levies. At the time revenue is recognized, allowances are recorded, with the related reduction to revenue, for estimated sales returns based upon historical experience and related terms of customer arrangements.

The allowance for sales returns recorded by the Company is $0.89 million, $0 and $0 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company does not provide rebate, pricing protection or any other concessions to its customers.

The Company elected to account for shipping and handling fees that occur after the customer has obtained control of goods, for instance, free onboard shipping point arrangements, as a fulfilment cost and accrues for such costs.

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. See Note 12 for information regarding revenue disaggregation by product lines, marketing channels and countries.

Contract liabilities are recorded when consideration is received from a customer prior to transferring the goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2018 and 2017, the Company recorded contract liabilities of $160,828 and $238,750, respectively, which was presented as advances from customers and advances from customers-related party on the accompanying consolidated balance sheets. During the year ended December 31, 2018, the Company recognized $238,750 of contract liabilities included in the opening balances of advance from customers and advance from customers-related party.

Adoption Impact of ASC Topic 606 on the Opening Balance Sheet as of January 1, 2018

Adoption Impact of ASC Topic 606 on the Opening Balance Sheet as of January 1, 2018

The Company adopted ASC Topic 606 using the modified retrospective method. Under the new standard the Company recognized revenue generated from products sold to certain E-commerce platforms when the control has been transferred, generally at the time products are delivered and accepted by the E-commerce platforms rather than when the price is determined and mutually agreed upon between the Company and the E-commerce platforms, usually at a later time after products delivery, under ASC Topic 605. The cumulative impact of applying the new guidance to all contracts with customers that were not completed as of January 1, 2018 was recorded as an adjustment to the opening retained earnings at the date of adoption. The following table summarizes the adjustments made to accounts on the consolidated balance sheet as of January 1, 2018:

	As Reported	Adjustments	As Adjusted
	December 31, 2017	Revenue Recognition	January 1, 2018
Accounts receivable	$1,932,924	$245,788	$2,178,712
Prepayments and other current assets	371,796	(24,357)	347,439
Inventories	9,135,332	(174,912)	8,960,420
Retained earnings	$823,474	$46,519	$869,993

Impact of ASC Topic 606 on Consolidated Financial Statement Line Items

Impact of ASC Topic 606 on Consolidated Financial Statement Line Items

The impact of adoption of ASC Topic 606 on our consolidated balance sheet as of December 31, 2018 and our consolidated statement of operations and comprehensive loss and cash flows for the year ended December 31, 2018 was as follows:

	December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change Higher (Lower)
Consolidated Balance Sheet
Assets:
Accounts receivable	$845,800	$765,098	$80,702
Prepayments and other current assets	680,606	688,139	(7,533)
Inventories, net	3,019,804	3,111,334	(91,530)
Stockholders' Equity (Deficit):
Accumulated other comprehensive income	243,470	244,196	(726)
Accumulated deficit	$(13,349,232)	$(13,330,145)	$19,087

	Year Ended December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change Higher (Lower)
Consolidated Statement of Operations and Comprehensive Loss
Net Revenue	$22,154,506	$22,299,871	$(145,365)
Cost of revenue	26,278,300	26,358,059	(79,759)
Net loss	$14,219,265	$14,153,659	$65,606

	Year Ended December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change
Consolidated Statement of Cash Flows
Net loss	$(14,219,265)	$(14,153,659)	$(65,606)
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable	$1,302,573	$1,140,682	$161,891
Prepayments and other current assets	(291,336)	(274,810)	(16,526)
Inventories, net	4,203,927	4,283,686	(79,759)
Net cash used in operating activities	$(2,173,742)	$(2,173,742)	$-

Government Grants

Government Grants

Government grants include cash subsidies as well as other subsidies received from the PRC government by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of operations and comprehensive income (loss) when cash is received and the relevant performance criteria specified in the grant are met.

Research and Development

Research and Development

Research and development costs are expensed as incurred. The costs primarily consist of raw materials used and salaries paid for the development and improvement of the Company's products.

Selling Expenses

Selling Expenses

Selling expenses consist primarily of advertising, salaries and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Shipping and handling expenses amounted to $741,816, $1,162,827 and $836,561 for the years ended December 31, 2018, 2017 and 2016, respectively.

Advertising costs amounted to $150,154, $215,399 and $84,667 for the years ended December 31, 2018, 2017 and 2016, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income/Loss

Comprehensive Income/Loss

ASC 220 "Comprehensive Income" established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustment. As of December 31, 2018, 2017 and 2016, the only component of accumulated other comprehensive income/loss was foreign currency translation adjustment.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash, restricted cash, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Segment Reporting

Segment Reporting

The Company uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company's reportable segments. The Company's chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" and issued subsequent amendments to the initial guidance or implementation guidance including ASU 2018-01, 2018-10, 2018-11, 2018-20 and 2019-01 (collectively, including ASU 2016-02, "ASC 842"). Under ASC 842, lessees will be required to recognize all leases at the commencement date including a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term.

The standard will be effective for the Company beginning January 1, 2019, with early adoption permitted. The Company plans to adopt the standard on January 1, 2019 on a modified retrospective basis and will not restate comparable periods. The Company will elect the package of practical expedients permitted under the transition guidance, which allows the Company to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Company will also elect the short-term lease exemption for contracts with lease terms of 12 months or less. In addition, the Company will elect the land easement transition practical expedient and will not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease. The Company estimates that approximately $0.67 million would be recognized as total right-of-use assets and total lease liabilities on the consolidated balance sheet as of January 1, 2019. However, the Company does not expect the adoption to have a material impact to its consolidated statements of operations and comprehensive income (loss) and cash flows.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820), – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement," which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The amendments in this Update modify the disclosure requirements on fair value measurements based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential impacts of ASU 2018-13 on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC 606)". Under ASU 2014-09, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASU 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and early adoption is permitted for periods beginning after December 15, 2016. The Company elected adopting the standard using the modified retrospective method on January 1, 2018. The Company recognized the cumulative effect of applying the new revenue standard as an adjustment to the opening balance of retained earnings at the date of adoption. The comparative information has not been restated and continues to be reported under the accounting standards in effect for the periods presented. See Note 2 - Revenue recognition, for additional accounting policy and transition disclosures.

In January 2016, the FASB issued ASU No. 2016-01, "Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities," which improves the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The ASU allows a measurement alternative for equity investments without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures, at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transaction for identical or similar investments of the same issuer, if any.

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, "Technical Corrections and Improvements to Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.

ASU 2016-01 and 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company adopted the ASU effective January 1, 2018. The adoption did not have a material impact on our consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash". These amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company has adopted the standard retrospectively effective January 1, 2018. As a result, balance of net cash used in investing activities in the year ended December 31, 2017 and the balance of net cash provided by investing activities in the year ended December 31, 2016 were adjusted to exclude the change in restricted cash, resulting in a decrease in such balance of $541,426 and $96,337, respectively.